Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust II
Entity Central Index Key	0001413032
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Columbia Variable Portfolio – Select Large Cap Value Fund Class 1
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Select Large Cap Value Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Variable Portfolio – Select Large Cap Value Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi - annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Net Assets	$ 2,073,716,829
Holdings Count | Holding	40
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,073,716,829
Total number of portfolio holdings	40
Portfolio turnover for the reporting period	10%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Verizon Communications, Inc.	4.1%
Bank of America Corp.	3.8%
PG&E Corp.	3.7%
FirstEnergy Corp.	3.6%
Williams Companies, Inc. (The)	3.4%
Alphabet, Inc., Class A	3.4%
TechnipFMC PLC	3.3%
American Tower Corp.	3.2%
AES Corp. (The)	3.1%
Wells Fargo & Co.	3.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Verizon Communications, Inc.	4.1%
Bank of America Corp.	3.8%
PG&E Corp.	3.7%
FirstEnergy Corp.	3.6%
Williams Companies, Inc. (The)	3.4%
Alphabet, Inc., Class A	3.4%
TechnipFMC PLC	3.3%
American Tower Corp.	3.2%
AES Corp. (The)	3.1%
Wells Fargo & Co.	3.0%

Columbia Variable Portfolio – Select Large Cap Value Fund Class 2
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Select Large Cap Value Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Variable Portfolio – Select Large Cap Value Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi - annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 49	0.95%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
Net Assets	$ 2,073,716,829
Holdings Count | Holding	40
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,073,716,829
Total number of portfolio holdings	40
Portfolio turnover for the reporting period	10%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Verizon Communications, Inc.	4.1%
Bank of America Corp.	3.8%
PG&E Corp.	3.7%
FirstEnergy Corp.	3.6%
Williams Companies, Inc. (The)	3.4%
Alphabet, Inc., Class A	3.4%
TechnipFMC PLC	3.3%
American Tower Corp.	3.2%
AES Corp. (The)	3.1%
Wells Fargo & Co.	3.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Verizon Communications, Inc.	4.1%
Bank of America Corp.	3.8%
PG&E Corp.	3.7%
FirstEnergy Corp.	3.6%
Williams Companies, Inc. (The)	3.4%
Alphabet, Inc., Class A	3.4%
TechnipFMC PLC	3.3%
American Tower Corp.	3.2%
AES Corp. (The)	3.1%
Wells Fargo & Co.	3.0%

Columbia Variable Portfolio – Select Large Cap Value Fund Class 3
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Select Large Cap Value Fund
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Variable Portfolio – Select Large Cap Value Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi - annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$ 43	0.82%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.82%
Net Assets	$ 2,073,716,829
Holdings Count | Holding	40
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,073,716,829
Total number of portfolio holdings	40
Portfolio turnover for the reporting period	10%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Verizon Communications, Inc.	4.1%
Bank of America Corp.	3.8%
PG&E Corp.	3.7%
FirstEnergy Corp.	3.6%
Williams Companies, Inc. (The)	3.4%
Alphabet, Inc., Class A	3.4%
TechnipFMC PLC	3.3%
American Tower Corp.	3.2%
AES Corp. (The)	3.1%
Wells Fargo & Co.	3.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Verizon Communications, Inc.	4.1%
Bank of America Corp.	3.8%
PG&E Corp.	3.7%
FirstEnergy Corp.	3.6%
Williams Companies, Inc. (The)	3.4%
Alphabet, Inc., Class A	3.4%
TechnipFMC PLC	3.3%
American Tower Corp.	3.2%
AES Corp. (The)	3.1%
Wells Fargo & Co.	3.0%